Subsequent Events - Additional Information (Details) - USD ($)	Mar. 31, 2022	Dec. 28, 2021
Subsequent Event [Line Items]
Share repurchase program, amount of shares authorized to be repurchased		$ 100,000,000
Subsequent Event
Subsequent Event [Line Items]
Total cash consideration	$ 22,000,000